UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

ACADIAN

Acadian Emerging Markets Portfolio

Semi-Annual Report **April 30, 2019**

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-866-AAM-6161.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-AAM-6161. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary.

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2019

The Portfolio files its complete schedules of investments of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Portfolio’s Forms N-Q and Form N-PORT reports are available on the SEC’s web site at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the six months from November 1, 2018 to April 30, 2019, focusing on the Portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the six months ended April 30, 2019, the Acadian Emerging Markets Portfolio returned 9.55%, versus 13.90% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

Emerging market equities felt the strain of global economic threats and market risks early in the period – including ongoing trade conflicts, financial tightening, and diverging global growth. Further, some developing economies were particularly susceptible to the headwinds created by a strengthening U.S. dollar and a sharp drop in crude oil prices. The asset class collectively rebounded as the New Year progressed, however, amid signals of a steadying economic situation in China, the adoption of a dovish tilt by the U.S. Federal Reserve, and encouraging Sino-American trade talks.

For the period as a whole, emerging markets collectively returned 13.90%. Stronger markets included South Africa, China, Indonesia, and India. Pakistan, Malaysia, and Turkey were among the weaker performers in the asset class.

Portfolio Structure

The Portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered bottom-up company attractiveness, top-down country and industry assessments, and benchmark-relative risk controls to determine individual stock positions. The Portfolio was attractively valued relative to the MSCI Emerging Markets Index on important measures such as share price relative to earnings and book value. Significant country overweight positions included Brazil, Turkey, and Korea. The Portfolio was generally underweight relative to the benchmark in Taiwan, India, and China.

Portfolio Performance

The Portfolio underperformed the benchmark for the period. Contributing most notably to this result was a combination of stock selection and an underweight position in China, a combination of stock selection and a market overweight in Thailand, and an overweight position in Turkey. Stock selection in Brazil and Taiwan helped to mitigate these losses.

We continue to view the asset class positively and believe it forms an essential part of a diversified global portfolio. Please let us know if we can provide any additional information.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

Brian K. Wolahan

Senior Vice President

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not protect against market loss. Holdings are subject to change.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 102.7%
	Shares	Value
Argentina — 0.9%
Ternium ADR	476,492	$11,745,528

Brazil — 9.8%
B3 - Brasil Bolsa Balcao	636,900	5,611,919
Banco do Brasil	1,242,400	15,706,248
Cia de Saneamento Basico do Estado de Sao Paulo	292,300	3,505,125
Cia de Saneamento do Parana	18,000	359,440
Cia Siderurgica Nacional	1,501,200	5,555,179
Construtora Tenda	9,400	42,887
EDP - Energias do Brasil	2,244,600	10,092,142
Estacio Participacoes	737,300	5,161,533
IRB Brasil Resseguros S	203,442	4,900,435
JBS	3,727,807	18,652,820
Magazine Luiza	138,100	6,689,984
Nova Embrapar Participacoes* (A) (B)	854	—
Petrobras Distribuidora	1,352,464	8,098,711
Porto Seguro	345,400	4,789,319
Seara Alimentos* (A) (B)	911	1
Ser Educacional* (C)	41,200	242,192
Smiles Fidelidade	137,100	1,716,416
Sul America	803,129	6,415,037
TOTVS	80,000	914,641
Transmissora Alianca de Energia Eletrica	583,242	3,928,342
Vale	973,500	12,473,194
Vale ADR, Cl B	859,516	10,984,614

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Brazil — (continued)
Via Varejo *	450,529	$469,935

		126,310,114

Chile — 1.5%
Cia Cervecerias Unidas ADR	108,788	2,996,021
Enel Americas ADR	1,879,005	16,422,504

		19,418,525

China — 31.0%
58.com ADR*	166,742	11,970,408
5I5J Holding Group, Cl A*	140,500	130,765
Agile Group Holdings	3,154,000	4,768,310
Agricultural Bank of China, Cl H	41,977,000	19,370,378
Alibaba Group Holding ADR*	125,094	23,213,694
Anhui Conch Cement, Cl H	146,500	893,588
Anhui Hengyuan Coal Industry and Electricity Power, Cl A*	306,900	359,891
Apeloa Pharmaceutical, Cl A	644,700	955,069
Autohome ADR*	158,305	18,282,644
Bank of China, Cl H	74,177,000	35,363,805
Baoshan Iron & Steel, Cl A	1,394,800	1,484,491
Beijing Capital Development, Cl A*	830,054	1,113,836
Changyou.com ADR*	16,977	330,203
China Communications Services, Cl H	2,716,000	2,188,089
China Construction Bank, Cl H	51,304,000	45,321,324
China Lilang	4,000	4,171
China Mobile	2,207,500	21,034,395
China National Chemical Engineering, Cl A	1,956,150	1,803,184
China Petroleum & Chemical, Cl H	6,850,000	5,265,335
China Resources Cement Holdings	2,682,000	2,683,778
China Sports International* (A) (B)	670,000	4,926
China Telecom, Cl H	44,170,000	22,859,754
China United Network Communications, Cl A	3,630,400	3,594,402
China Yuchai International	15,668	260,872
Chinese Universe Publishing and Media Group, Cl A	241,000	506,555
Chongqing Dima Industry, Cl A*	2,650,884	1,747,109
Cinda Real Estate, Cl A	1,106,690	773,737
CNHTC Jinan Truck, Cl A	72,300	202,300
CNOOC	8,266,000	14,941,347
Country Garden Holdings	4,664,000	7,514,909
Ctrip.com International ADR*	64,019	2,820,037
Daqin Railway, Cl A	214,300	271,024
Dashang, Cl A	306,644	1,340,043
Everbright Jiabao, Cl A	229,268	281,446
G-bits Network Technology Xiamen, Cl A*	37,000	1,246,734

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Gemdale Properties & Investment	1,694,000	$226,736
Greenland Holdings Group, Cl A	7,741,923	8,584,516
Greenland Hong Kong Holdings	698,000	286,503
Greentown China Holdings	545,000	493,257
Hunan Valin Steel, Cl A*	1,877,267	2,101,086
Hundsun Technologies, Cl A	92,547	1,140,902
Industrial & Commercial Bank of China, Cl H	49,682,000	37,302,032
Jiangxi Wannianqing Cement, Cl A	698,500	1,468,169
Jinke Properties Group, Cl A	1,513,699	1,709,899
Liuzhou Iron & Steel, Cl A	1,880,900	1,909,713
Logan Property Holdings	616,000	981,542
Longfor Group Holdings	1,371,500	5,052,563
Lonking Holdings	3,074,000	1,042,326
Maanshan Iron & Steel, Cl H	3,936,000	1,811,258
Maoye Commericial, Cl A	1,497,959	1,254,080
NetEase ADR	7,205	2,050,039
NVC Lighting Holding	1,000	89
Overseas Chinese Town Asia Holdings	49,707	21,100
PetroChina, Cl H	29,032,000	18,429,961
Poly Property Group	2,030,104	851,397
Powerlong Real Estate Holdings	436,000	211,753
RiseSun Real Estate Development, Cl A	594,400	913,199
Sany Heavy Industry, Cl A	6,406,710	11,649,774
Shanghai Prime Machinery, Cl H	184,000	26,270
Shanghai Shimao, Cl A	1,481,556	1,114,994
Shanxi Taigang Stainless Steel, Cl A	813,600	549,501
Shimao Property Holdings	214,500	653,497
Shui On Land	2,627,000	639,605
Sino-Ocean Group Holding	1,686,000	756,516
Sinotruk Hong Kong	3,437,148	7,439,677
TCL Electronics Holdings	131,000	70,136
Tianneng Power International	1,927,612	1,808,488
TPV Technology	498,000	115,536
Vipshop Holdings ADR*	114,160	982,917
Weichai Power, Cl H	4,757,000	7,773,906
Weiqiao Textile, Cl H	891,000	360,044
Xinyu Iron & Steel, Cl A	2,946,000	2,597,560
Yum China Holdings	104,429	4,964,555
Yuzhou Properties	85,000	44,858
YY ADR*	149,125	12,617,466
Zhongsheng Group Holdings	346,000	908,576

		397,818,549

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Colombia — 0.9%
Almacenes Exito	167,262	$750,112
Avianca Holdings ADR	6,403	23,883
Banco de Bogota	1,718	36,600
Ecopetrol ADR	576,780	10,664,662
Grupo Argos	19,375	110,261
Grupo Aval Acciones y Valores ADR	16,755	131,694

		11,717,212

Egypt — 0.0%
Emaar Misr for Development SAE *	2,851,974	569,730

Greece — 0.2%
Ellaktor*	18,536	35,634
Eurobank Ergasias*	824,316	688,795
Fourlis Holdings	1,764	10,684
Hellenic Petroleum	41,969	388,349
JUMBO	17,593	319,665
Motor Oil Hellas Corinth Refineries	48,535	1,237,899
Piraeus Bank *	88,604	179,378

		2,860,404

Hong Kong — 2.1%
Asia Cement China Holdings	882,561	1,046,275
Bosideng International Holdings	802,000	220,824
China Aoyuan Property Group	187,000	226,694
China BlueChemical	800,000	272,282
China Evergrande Group	820,000	2,628,875
China Meidong Auto Holdings	108,000	62,502
China Oriental Group	280,000	171,681
China Overseas Grand Oceans Group	1,428,000	760,891
China Resources Land	86,000	374,375
China Unicom Hong Kong	2,962,000	3,515,223
Dah Chong Hong Holdings	143,000	52,316
Dongyue Group	606,000	441,090
HKC Holdings	39,000	31,370
Hopson Development Holdings	254,000	278,776
IGG	1,149,000	1,458,806
Kingboard Holdings	422,500	1,376,055
Lenovo Group	5,668,000	5,252,697
Li Ning*	975,500	1,773,229
Maoye International Holdings	286,000	22,968
Pou Sheng International Holdings	192,000	45,034
Road King Infrastructure	203,551	462,380
Sinopec Engineering Group, Cl H	409,000	395,194
Sunac China Holdings	978,000	5,042,844

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
Times China Holdings	333,000	$605,316

		26,517,697

Hungary — 1.3%
OTP Bank Nyrt	352,863	15,638,537
Richter Gedeon Nyrt	52,771	1,044,219

		16,682,756

India — 5.7%
Balrampur Chini Mills	352,712	763,703
DLF	937,230	2,327,790
Eros International Media*	84,502	86,927
HCL Technologies	690,136	11,741,602
Hexaware Technologies	83,634	418,989
Hinduja Global Solutions	4,050	36,317
Hindustan Petroleum	886,584	3,712,490
Indian Oil	729,540	1,657,765
Infosys	1,496,903	16,170,200
J Kumar Infraprojects	31,064	53,795
Manappuram Finance	231,719	392,952
Mindtree	108,514	1,530,893
NIIT Technologies	34,049	633,214
Nucleus Software Exports	12,776	69,176
Reliance Capital	641,699	1,226,589
Reliance Power*	4,737,713	412,101
Sandur Manganese & Iron Ores	2,004	25,675
Sonata Software	20,072	95,622
Tata Consultancy Services	861,127	27,984,809
Tech Mahindra	303,929	3,653,506
Wpil	1,565	18,384

		73,012,499

Indonesia — 1.3%
Adaro Energy	3,080,088	282,071
Alam Sutera Realty*	2,892,200	68,195
Bank Negara Indonesia Persero*	9,954,600	6,706,257
Bank Rakyat Indonesia*	1,208,900	370,729
Bukit Asam	3,154,506	876,621
Ciputra Development	1,416,200	112,302
Hanjaya Mandala Sampoerna	4,278,400	1,050,835
Indo Tambangraya Megah	217,200	293,029
Lippo Cikarang*	221,400	28,743
Media Nusantara Citra	1,327,300	87,555
Pakuwon Jati	2,507,900	125,835
Perusahaan Gas Negara Persero	3,140,000	511,214

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Indonesia — (continued)
Ramayana Lestari Sentosa	1,647,200	$206,334
Telekomunikasi Indonesia Persero	11,300,500	3,005,537
United Tractors	1,411,900	2,692,518
Wijaya Karya Beton	1,874,500	80,242

		16,498,017

Malaysia — 1.2%
Aeon M	107,700	37,511
AFFIN Bank	47,600	25,789
AirAsia Group	673,500	444,710
AMMB Holdings	663,900	717,773
Bermaz Auto	1,129,000	655,363
Frontken	247,800	82,710
Genting	316,800	539,430
Hong Leong Bank	21,000	101,483
Hong Leong Financial Group	120,900	562,026
IOI Properties Group	72,300	23,957
KSL Holdings*	537,800	110,565
Lingkaran Trans Kota Holdings	61,400	63,858
Lion Industries*	143,600	20,492
Malayan Banking	299,400	669,839
Malaysia Airports Holdings	639,300	1,179,794
Malaysian Pacific Industries	13,220	31,335
MBM Resources	115,200	83,868
MMC	800	203
Muhibbah Engineering M	50,064	34,510
Petron Malaysia Refining & Marketing	22,685	37,365
RHB Bank	102,600	147,901
Tenaga Nasional	3,195,115	9,489,905
Uchi Technologies	54,086	37,283

		15,097,670

Mexico — 1.3%
America Movil, Ser L	534,477	396,676
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santander	181,526	304,781
Banco Santander Mexico SA ADR	231,372	1,950,466
Bio Pappel*	13,442	17,024
Cia Minera Autlan	82,156	47,237
Credito Real	47,840	55,265
El Puerto de Liverpool	27,232	176,167
Grupo Famsa, Cl A*	44,411	15,227
Grupo Financiero Banorte, Cl O	1,700,593	10,775,289
Grupo Financiero Inbursa, Cl O	551,067	842,105

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Mexico — (continued)
Macquarie Mexico Real Estate Management‡ (C)	67,318	$79,861
Wal-Mart de Mexico	459,733	1,350,747

		16,010,845

Peru — 0.5%
Southern Copper	166,437	6,394,510

Philippines — 0.0%
Megaworld	1,085,500	116,648
Wilcon Depot	551,600	176,554

		293,202

Poland — 2.9%
11 bit studios*	1,350	131,239
Asseco Poland	39,053	541,629
Bank Millennium*	323,739	817,089
CD Projekt*	83,296	4,684,167
Cyfrowy Polsat	66,996	464,587
Enea	275,610	551,732
Energa	218,034	427,915
Jastrzebska Spolka Weglowa*	76,358	1,159,921
LiveChat Software	7,361	59,713
LPP	1,240	2,779,207
PGE Polska Grupa Energetyczna*	374,226	932,272
PKP Cargo*	5,193	60,607
PlayWay	3,858	195,856
Polski Koncern Naftowy ORLEN	618,811	15,856,278
Polskie Gornictwo Naftowe i Gazownictwo	1,526,037	2,316,140
Powszechna Kasa Oszczednosci Bank Polski	545,773	5,604,190
Tauron Polska Energia	181,119	82,089

		36,664,631

Qatar — 0.1%
Al Khalij Commercial Bank PQSC	9,863	31,967
Barwa Real Estate	6,955	66,307
United Development QSC	213,326	791,019

		889,293

Russia — 3.8%
Globaltrans Investment GDR	104,607	1,011,550
LSR Group PJSC GDR	89,361	189,445
Magnitogorsk Iron & Steel Works PJSC GDR	86,624	767,489
MMC Norilsk Nickel PJSC ADR	567,933	12,608,112
Novolipetsk Steel PJSC GDR	267,573	7,047,873
QIWI ADR*	30,172	422,710
Sberbank of Russia PJSC ADR	1,290,672	18,450,156

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Russia — (continued)
Severstal PJSC GDR	175,860	$2,847,173
Tatneft PJSC ADR	81,956	5,758,229
TMK PJSC GDR	6,930	25,364

		49,128,101

South Africa — 4.5%
African Rainbow Minerals	64,833	770,744
Alexander Forbes Group Holdings	3,095	1,175
Allied Electronics, Cl A	33,728	48,570
Alviva Holdings	11,326	13,064
Anglo American Platinum	6,990	352,784
Astral Foods	38,996	496,139
Clover Industries	26,475	42,382
Exxaro Resources	82,465	941,560
FirstRand	3,554,533	16,874,403
Impala Platinum Holdings*	142,081	568,721
Kumba Iron Ore	184,866	5,539,518
Lewis Group	21,364	46,805
Liberty Holdings	33,366	241,411
Merafe Resources	952,259	91,199
MiX Telematics ADR	19,673	353,917
MMI Holdings	3,272,219	4,083,125
Mondi	116,721	2,572,595
Motus Holdings	326,628	2,026,441
Mpact	19,389	32,259
Peregrine Holdings	18,277	24,748
Sappi	141,409	673,979
Standard Bank Group	1,157,796	16,106,355
Super Group*	247,330	634,534
Telkom	842,889	4,996,054

		57,532,482

South Korea — 18.0%
AfreecaTV	2,342	128,112
Cheil Worldwide	25,178	548,543
CJ Corp	73,454	7,514,235
CJ Hello	70,414	522,009
Daelim Industrial	15,773	1,307,047
Daesang	3,565	81,026
Danawa	11,803	233,402
Deutsch Motors*	73,290	491,256
Dong-Ah Geological Engineering	18,423	287,822
Dongyang E&P	15,443	132,862
Echo Marketing	9,828	275,115

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
F&F	16,757	$1,166,241
Fila Korea	15,212	1,073,037
Gravity ADR	806	49,545
GS Engineering & Construction	36,476	1,267,753
GS Home Shopping	1,608	235,663
Hana Financial Group	574,585	18,101,038
Hanwha	283,370	7,180,372
Hite Holdings	5,440	42,797
Hyundai Department Store	8,540	742,036
Hyundai Glovis	1,309	178,732
Hyundai Home Shopping Network	1,557	133,288
Hyundai Hy Communications & Network	15,910	57,680
Industrial Bank of Korea	7,076	85,713
Innocean Worldwide	7,068	431,407
Interpark	20,462	98,969
Interpark Holdings	56,090	119,080
JB Financial Group	87,271	425,093
Kia Motors	472,942	18,320,101
KIWOOM Securities	2,910	204,770
Korea Gas	4,361	172,290
Korean Air Lines	23,220	658,942
KT	413,816	9,688,711
LG Display	610,817	10,431,707
LG Electronics	230,997	14,989,147
LG Uplus	442,182	5,413,006
LOTTE Himart	16,244	661,218
Lotte Shopping	3,648	555,874
Mcnex	19,649	360,802
Meritz Securities	90,052	390,072
Neowiz*	19,474	217,554
NHN*	24,627	1,770,892
Partron	28,858	342,151
POSCO	39,633	8,651,642
Samsung Electronics	1,882,715	73,896,745
Samsung SDS	3,027	562,307
Seohan	29,487	44,932
Seoul Semiconductor	11,563	189,558
SFA Engineering	1,650	59,254
Shinsegae International	3,682	988,150
SK Hynix	389,231	26,323,031
SK Innovation	19,267	3,010,082
SK Telecom	48,139	10,199,377
Very Good Tour	4,596	32,262

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
Woori Financial Group	6,540	$77,540
Youngone	17,015	538,205

		231,660,195

Taiwan — 7.3%
Acer	1,495,000	1,013,568
ACES Electronic*	35,000	27,467
Acter	5,200	30,374
Arcadyan Technology	274,000	759,017
Asia Tech Image*	54,000	79,162
Asia Vital Components	257,000	355,963
Asustek Computer	106,000	809,553
AU Optronics	11,198,000	4,004,333
Avalue Technology*	24,000	36,620
Capital Futures*	29,000	44,860
Cathay Real Estate Development	146,000	118,828
Chenbro Micom*	97,000	205,294
Chicony Electronics	45,000	110,822
China Development Financial Holding	4,015,000	1,292,814
Chong Hong Construction	293,000	824,925
Coretronic	203,000	314,673
Darfon Electronics	437,000	673,156
D-Link*	835,000	389,114
Elan Microelectronics	488,500	1,321,595
Eson Precision Industries*	68,000	82,632
Eva Airways	60,694	29,757
Everlight Electronics	119,000	118,996
Farglory Land Development	44,000	54,322
Feng TAY Enterprise	109,000	883,612
Fubon Financial Holding	4,404,520	6,499,664
Gamania Digital Entertainment	56,000	136,824
Getac Technology	194,000	291,618
Gold Circuit Electronics*	715,000	289,230
Grand Ocean Retail Group	286,000	293,395
Hon Hai Precision Industry	2,865,648	8,058,795
Innolux	24,280,640	7,778,982
International Games System*	44,000	364,519
Inventec	1,499,000	1,203,042
Jinli Group Holdings	45,000	25,703
Lanner Electronics	459,000	1,154,147
Lian HWA Food*	39,000	57,804
Lite-On Technology	892,000	1,257,131
Novatek Microelectronics	509,000	3,319,100
Pan-International Industrial*	219,000	186,746

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Pegatron	3,845,343	$7,254,895
Phison Electronics	60,000	564,059
P-Two Industries*	143,000	222,129
Radiant Opto-Electronics	534,000	1,797,223
Radium Life Tech	257,000	112,693
Realtek Semiconductor	190,000	1,285,072
Senao Networks*	26,000	89,609
Shin Kong Financial Holding	486,768	137,677
Shin Zu Shing	124,000	471,506
Simplo Technology	220,000	1,865,312
Sino-American Silicon Products	417,000	901,447
Sitronix Technology	139,000	571,276
Star Comgistic Capital	342,000	130,598
Taiwan Business Bank	2,485,000	1,025,331
Taiwan High Speed Rail*	764,000	929,627
Taiwan PCB Techvest	188,000	230,277
Taiwan Surface Mounting Technology	981,829	1,852,388
Test Rite International*	63,565	43,609
Topkey*	27,000	121,452
TPK Holding	218,000	402,123
Tripod Technology	90,000	288,049
Unimicron Technology	3,418,000	3,810,559
Uni-President Enterprises	203,000	482,191
United Microelectronics	28,366,000	12,346,613
Winbond Electronics	7,371,625	3,828,827
Wistron	1,298,000	1,075,331
Yea Shin International Development	156,341	95,876
Yuanta Financial Holding	6,797,000	3,937,293
Zhen Ding Technology Holding	830,000	2,968,027

		93,339,226

Thailand — 3.1%
Bangchak NVDR	209,600	213,375
Diamond Building Products NVDR	134,500	22,961
Krung Thai Bank	713,100	422,164
Major Cineplex Group NVDR	564,100	503,582
Polyplex Thailand NVDR	72,821	32,618
PTT NVDR	14,342,537	21,901,290
PTT Exploration & Production NVDR	994,600	4,159,095
PTT Global Chemical NVDR	3,447,300	7,423,708
Sri Trang Agro-Industry NVDR	627,800	257,610
Thai Oil NVDR	1,214,700	2,634,862
Thanachart Capital	843,000	1,399,499

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Thailand — (continued)
Thanachart Capital NVDR	854,350	$1,418,341

		40,389,105

Turkey — 5.0%
Akbank T.A.S.	3,101,557	3,181,137
Anadolu Cam Sanayii	100,262	51,585
Arcelik	123,385	379,239
Dogus Otomotiv Servis ve Ticaret	98,238	75,898
Emlak Konut Gayrimenkul Yatirim Ortakligi‡	1,039,990	263,183
Eregli Demir ve Celik Fabrikalari	6,923,473	10,628,469
Ford Otomotiv Sanayi	36,930	326,168
Haci Omer Sabanci Holding	4,446,949	5,738,576
KOC Holding	860,491	2,336,214
Pegasus Hava Tasimaciligi*	86,863	450,117
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	21,705	14,587
TAV Havalimanlari Holding	65,690	278,529
Tekfen Holding	26,121	116,533
Torunlar Gayrimenkul Yatirim Ortakligi‡	155,370	58,847
Trakya Cam Sanayii	1,072,863	569,974
Turk Hava Yollari*	1,579,087	3,787,014
Turk Sise ve Cam Fabrikalari	6,443,192	6,586,916
Turkiye Garanti Bankasi, Cl C*	7,820,638	10,708,175
Turkiye Halk Bankasi	2,251,481	2,207,371
Turkiye Is Bankasi, Cl C	8,662,175	7,781,136
Turkiye Vakiflar Bankasi TAO, Cl D	10,074,057	6,820,827
Vestel Beyaz Esya Sanayi ve Ticaret	47,735	150,160
Vestel Elektronik Sanayi ve Ticaret*	47,332	94,951
Yapi ve Kredi Bankasi *	4,727,454	1,640,019

		64,245,625

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank	633,485	1,703,941
Abu Dhabi Islamic Bank PJSC	402,705	525,151
Abu Dhabi National Oil for Distribution PJSC	191,188	135,331
Emirates NBD PJSC	17,670	57,486
National Bank of Ras Al-Khaimah PSC	9,000	11,026

		2,432,935

United States — 0.1%
Central European Media Enterprises, Cl A*	30,897	122,352

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)
Cosan, Cl A	49,600	$606,112

		728,464

TOTAL COMMON STOCK (Cost $1,135,788,805)		1,317,957,315

PREFERRED STOCK(D) — 2.3%

Brazil — 2.3%
Banco do Estado do Rio Grande do Sul	117,500	720,684
Cia de Transmissao de Energia Eletrica Paulista	12,836	68,974
Cia Ferro Ligas da Bahia - FERBASA	16,100	86,924
Noxville Investimentos* (A) (B)	455	—
Petroleo Brasileiro	4,076,200	28,192,738

		29,069,320

Colombia — 0.0%
Grupo Aval Acciones y Valores	192,164	73,995

South Korea — 0.0%
CJ Corp* (A) (B)	11,102	363,509

TOTAL PREFERRED STOCK (Cost $27,719,727)		29,506,824

WARRANTS — 0.0%
	Number of Warrants

Thailand — 0.0%
Jasmine International, Expires 12/31/20 *	1	—

TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS— 105.0% (Cost $1,163,508,532)		$1,347,464,139

Percentages are based on Net Assets of $1,283,716,020

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2019, was $368,436 and represented 0.0% of net assets.

(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(D)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QSC — Qatari Shareholding Company

Ser — Series

The summary of inputs used to value the Portfolio’s net assets as of April 30, 2019 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$11,745,528	$—	$—	$11,745,528
Brazil	126,310,113	—	1^	126,310,114
Chile	19,418,525	—	—	19,418,525
China	397,813,623	—	4,926	397,818,549
Colombia	11,717,212	—	—	11,717,212
Egypt	569,730	—	—	569,730
Greece	2,860,404	—	—	2,860,404
Hong Kong	26,517,697	—	—	26,517,697
Hungary	16,682,756	—	—	16,682,756
India	73,012,499	—	—	73,012,499
Indonesia	16,498,017	—	—	16,498,017
Malaysia	15,097,670	—	—	15,097,670
Mexico	16,010,845	—	—	16,010,845
Peru	6,394,510	—	—	6,394,510
Philippines	293,202	—	—	293,202
Poland	36,664,631	—	—	36,664,631
Qatar	889,293	—	—	889,293
Russia	49,128,101	—	—	49,128,101
South Africa	57,532,482	—	—	57,532,482
South Korea	231,660,195	—	—	231,660,195
Taiwan	93,339,226	—	—	93,339,226
Thailand	40,389,105	—	—	40,389,105
Turkey	64,245,625	—	—	64,245,625
United Arab Emirates	2,432,935	—	—	2,432,935
United States	728,464	—	—	728,464

Total Common Stock	1,317,952,388	—	4,927	1,317,957,315

Preferred Stock
Brazil	29,069,320	—	—^	29,069,320

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

Colombia	$73,995	$—	$—	$73,995

South Korea	—	—	363,509	363,509

Total Preferred Stock	29,143,315	—	363,509	29,506,824

Warrants	—	—^	—	—

Total Investments in Securities	$1,347,095,703	$—	$368,436	$1,347,464,139

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Represents security in which the fair value is $0 or has been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the year when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets. All other transfers were considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments, at Value (Cost $1,163,508,532)	$1,347,464,139
Foreign Currency, at Value (Cost 8,438,784)	8,408,835
Receivable for Investment Securities Sold	26,526,621
Dividends and Interest Receivable	4,158,024
Receivable for Capital Shares Sold	1,534,425
Reclaim Receivable	328,951
Unrealized Gain on Spot Foreign Currency Contracts	1,170
Prepaid Expenses	35,582

Total Assets	1,388,457,747

Liabilities
Line of Credit Payable	25,000,000
Payable to Custodian	76,172,874
Payable to Adviser	1,158,490
Payable for Capital Shares Redeemed	1,045,827
Accrued Foreign Capital Gains Tax on Appreciated Securities	820,259
Shareholder Servicing Fees Payable - Investor Class	85,788
Payable to Administrator	83,327
Shareholder Servicing Fees Payable - Y Class	6,975
Payable to Trustees	4,276
Chief Compliance Officer Fees Payable	2,100
Accrued Expenses	361,811

Total Liabilities	104,741,727

Net Assets	$1,283,716,020

Net Assets Consist of:
Paid-in Capital	$1,236,552,666
Total distributable earnings	47,163,354

Net Assets	$1,283,716,020

Investor Class Shares:
Net Assets	$813,986,641
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	41,236,748

Net Asset Value, Redemption and Offering Price Per Share *	$19.74

I Class Shares:
Net Assets	$446,261,018
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	22,602,119

Net Asset Value, Redemption and Offering Price Per Share *	$19.74

Y Class Shares:
Net Assets	$23,468,361
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,190,758

Net Asset Value, Redemption and Offering Price Per Share *	$19.71

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO FOR THE SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$15,796,911
Less: Foreign Taxes Withheld	(1,594,943)

Total Investment Income	14,201,968

Expenses:
Investment Advisory Fees	6,838,315
Shareholder Servicing Fees - Investor Class	613,321
Administration Fees	496,687
Trustees’ Fees	8,434
Chief Compliance Officer Fees	2,907
Custodian Fees	485,671
Transfer Agent Fees	351,786
Interest Expense	75,375
Printing Fees	66,016
Filing and Registration Fees	21,074
Legal Fees	16,852
Audit Fees	11,554
Other Expenses	83,020

Total Expenses	9,071,012

Less:
Fees Paid Indirectly	(31,773)

Net Expenses	9,039,239

Net Investment Income	5,162,729

Net Realized Loss on:
Investments	(19,311,357)
Foreign Currency Transactions	(761,376)

Net Realized Loss	(20,072,733)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	136,559,132
Foreign Capital Gains Tax on Appreciated Securities	(121,472)
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(37,680)

Net Change in Unrealized Appreciation	136,399,980

Net Realized and Unrealized Gain	116,327,247

Net Increase in Net Assets Resulting from Operations	$121,489,976

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$5,162,729	$22,538,942
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(20,072,733)	19,715,549
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	136,399,980	(248,767,173)

Net Increase (Decrease) in Net Assets Resulting from Operations	121,489,976	(206,512,682)

Distributions:
Investor Class Shares	(14,052,700)	(9,877,767)
I Class Shares	(9,993,312)	(6,865,355)
Y Class Shares	(443,362)	(3)

Total Distributions	(24,489,374)	(16,743,125)

Capital Share Transactions:(1)
Investor Class Shares:
Issued	166,768,638	537,587,432
Reinvestment of Distributions	12,321,065	8,293,622
Redemption Fees — (See Note 2)	18,230	54,720
Redeemed	(211,484,600)	(369,688,396)

Increase (Decrease) in Net Assets derived from Investor Class Transactions	(32,376,667)	176,247,378

I Class Shares:
Issued	75,069,877	347,296,462
Reinvestment of Distributions	9,036,776	6,003,327
Redemption Fees — (See Note 2)	5,254	10,767
Redeemed	(174,090,375)	(210,638,870)

Increase (Decrease) in Net Assets derived from I Class Transactions	(89,978,468)	142,671,686

Y Class Shares:
Issued	4,051,122	41,763,898
Reinvestment of Distributions	97,434	2
Redemption Fees — (See Note 2)	—	13,407
Redeemed	(7,256,635)	(11,322,521)

Increase (Decrease) in Net Assets derived from Y Class Transactions	(3,108,079)	30,454,786

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(125,463,214)	349,373,850

Total Increase (Decrease) in Net Assets	(28,462,612)	126,118,043

Net Assets:
Beginning of Period	1,312,178,632	1,186,060,589

End of Period	$1,283,716,020	$1,312,178,632

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

			Years Ended October 31,
Investor Class Shares	Six Months Ended April 30, 2019 (Unaudited)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.35		$21.83	$17.42	$16.12	$19.30	$19.15

Income from Operations:
Net Investment Income*	0.07		0.36	0.23	0.19	0.20	0.27
Net Realized and Unrealized Gain (Loss)	1.65		(3.55)	4.51	1.30	(3.17)	0.09

Total from Operations	1.72		(3.19)	4.74	1.49	(2.97)	0.36

Redemption Fees	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.00 ^

Dividends and Distributions from:
Net Investment Income .	(0.33)		(0.29)	(0.33)	(0.19)	(0.21)	(0.21)

Total Dividends and Distributions	(0.33)		(0.29)	(0.33)	(0.19)	(0.21)	(0.21)

Net Asset Value, End of Period	$19.74		$18.35	$21.83	$17.42	$16.12	$19.30

Total Return †	9.55%**	*	(14.85)%	27.84%	9.43%	(15.51)%	1.95%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$813,987		$789,483	$739,686	$1,077,790	$1,587,573	$1,688,011
Ratio of Expenses to Average Net Assets(1)	1.38%**		1.40%	1.42%	1.56%	1.51%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.69%**		1.66%	1.23%	1.23%	1.10%	1.41%
Portfolio Turnover Rate	30%***		32%	40%	31%	32%	37%

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.01 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Year or Period

I Class Shares	Six Months Ended April 30, 2019 (Unaudited)	2018	2017‡
Net Asset Value, Beginning of Period	$18.38	$21.85	$17.42

Income from Operations:
Net Investment Income*	0.08	0.42	0.36
Net Realized and Unrealized Gain (Loss)	1.64	(3.56)	4.41

Total from Operations	1.72	(3.14)	4.77

Redemption Fees	0.00^	0.00^	0.00^

Dividends and Distributions from:
Net Investment Income	(0.36)	(0.33)	(0.34)

Total Dividends and Distributions	(0.36)	(0.33)	(0.34)

Net Asset Value, End of Period	$19.74	$18.38	$21.85

Total Return †	9.58%***	(14.63)%	28.01%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$446,261	$497,707	$446,374
Ratio of Expenses to Average Net Assets(1)	1.23%**	1.20%	1.21%
Ratio of Net Investment Income to Average Net Assets	0.85%**	1.96%	1.81%
Portfolio Turnover Rate	30%***	32%	40%

‡	I Class Shares commenced operations on October 31, 2016.
^	Amount was less than $0.01 per share.
*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Year or Period

Y Class Shares	Six Months Ended April 30, 2019 (Unaudited)	2018	2017‡
Net Asset Value, Beginning of Period	$18.34	$21.85		$17.42

Income from Operations:
Net Investment Income*	0.08	0.62		0.40
Net Realized and Unrealized Gain (Loss)	1.64	(3.82)		4.37

Total from Operations	1.72	(3.20)		4.77

Redemption Fees	—	0.02		—

Dividends and Distributions from:
Net Investment Income	(0.35)	(0.33)		(0.34)

Total Dividends and Distributions	(0.35)	(0.33)		(0.34)

Net Asset Value, End of Period	$19.71	$18.34		$21.85

Total Return †	9.62%***	(14.81)%		28.01%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$23,468	$24,988	$	—^
Ratio of Expenses to Average Net Assets(1)	1.23%**	1.27%		0.68%††
Ratio of Net Investment Income to Average Net Assets	0.87%**	3.12%		2.08%
Portfolio Turnover Rate	30%***	32%		40%

‡	Y Class Shares commenced operations on October 31, 2016.
*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
††	Had assets been contributed, the ratio would have been 1.31%.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.
^	Amount rounds to less than one thousand.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 53 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a non-diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio. The Portfolio is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser”) of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. As of April 30, 2019, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $368,436 or 0.0% of Net Assets.

The Portfolio uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2019, there have been no significant changes to the Portfolio’s fair value methodologies.

For details of the investment classification, refer to the Schedule of Investments.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2019, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2019, the Portfolio did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2019, the Portfolio did not hold any open forward foreign currency contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the six months ended April 30, 2019, the Portfolio paid $496,687 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares and 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the six months ended April 30, 2019, the Portfolio earned cash management credits of $31,773, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses from exceeding 2.50% of the Portfolio’s average daily net assets. The Adviser intends to continue these voluntary fee reductions and

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

expense limitations until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

6. Investment Transactions:

For the six months ended April 30, 2019, the Portfolio made purchases of $403,217,515 and sales of $427,508,943 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Share Transactions:

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Investor Class Shares:

Issued	8,903,032	26,690,310

Reinvestment of Distributions	692,973	371,411

Redeemed	(11,374,768)	(17,932,017)

Net Increase (Decrease) in Shares Outstanding from Investor Class Share Transactions	(1,778,763)	9,129,704

I Class Shares:

Issued	3,928,092	16,295,380

Reinvestment of Distributions	508,254	268,966

Redeemed	(8,914,388)	(9,909,250)

Net Increase (Decrease) in Shares Outstanding from I Class Share Transactions	(4,478,042)	6,655,096

Y Class Shares:

Issued	212,382	1,934,905

Reinvestment of Distributions	5,492	—

Redeemed	(389,842)	(572,187)

Net Increase (Decrease) in Shares Outstanding from Y Class Share Transactions	(171,968)	1,362,718

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(6,428,773)	17,147,518

8. Line of Credit:

The Portfolio entered into an agreement which enables it to participate in a $25 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire April 9, 2020. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the six months ended April 30, 2019, the Portfolio had average borrowings of $10,475,286

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

over a period of 51 days at a weighted average interest rate of 5.320%. Interest accrued on the borrowings during the period was $75,375. As of April 30, 2019, the Portfolio had borrowings outstanding of $25,000,000.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total

2018	$16,743,125	$—	$16,743,125
2017	21,019,518	—	21,019,518

As of October 31, 2018, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$19,885,866
Capital Loss Carryforwards	(115,309,731)
Net Unrealized Appreciation	45,586,620
Other Temporary Differences	(3)

Total Accumulated Losses	$(49,837,248)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The capital loss carryforwards with no expiration are noted below:

Short-Term Loss	Long-Term Loss	Total Capital Loss Carryforwards

$ (115,309,731)	$ —	$ (115,309,731)

During the year ended October 31, 2018 the Portfolio utilized $20,999,142 of capital loss carryforwards to offset capital gains and $0 expired.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2019, were as follows:

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 1,163,508,532	$250,353,713	$(66,398,106)	$183,955,607

10. Concentration of Risk:

As with all management investment companies, a shareholder of the Portfolio is subject to the risk that his or her investment could lose money. The Portfolio is subject to the principal risks noted below, any of which may adversely affect the Portfolio’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management Risk – The Portfolio is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the investments selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Small Capitalization Company Risk – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

Portfolio invests could cause the Portfolio’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Portfolio’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

11. Other:

As of April 30, 2019, 65% of the Portfolio’s Investor Class Shares outstanding were held by three record shareholders, 50% of the Portfolio’s I Class Shares were held by two record shareholders, and 86% of the Portfolio’s Y Class Shares outstanding were held by three record shareholder. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

12. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the six months and as of April 30, 2019, there were no securities on loan for the Portfolio.

13. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

14. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2018 to April 30, 2019).

The table below illustrates your Portfolio’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Investor Class Shares
Actual Fund Return	$1,000.00	$1,095.50	1.38%	$7.17
Hypothetical 5% Return	1,000.00	1,018.00	1.38	6.90
I Class Shares
Actual Fund Return	1,000.00	1,095.80	1.23	6.39
Hypothetical 5% Return	1,000.00	1,018.70	1.23	6.16
Y Class Shares
Actual Fund Return	1,000.00	1,096.20	1.23	6.39
Hypothetical 5% Return	1,000.00	1,018.70	1.23	6.16

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-SA-002-1100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 9, 2019